Rule 497(e)

Registration Nos. 333-176976 and 811-22245

FIRST TRUST EXCHANGE-TRADED FUND III
(the “Trust”)

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF
FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF
FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF
FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF
(each a “Fund” and collectively, the “Funds”)

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MARCH 2, 2020

DATED APRIL 1, 2020

Notwithstanding anything to the contrary in the Funds’ Prospectus and Statement of Additional Information, each of the Funds operates as a diversified investment company and all references to a Fund operating as a non-diversified investment company are hereby deleted or revised as set forth below.

1.	Prospectus – Principal Risks. “Non-Diversification Risk” is hereby deleted from the section entitled “Principal Risks” for each Fund.

2.	Statement of Additional Information – General Description of the Trust and the Funds. The table in the section entitled “General Description of the Trust and the Funds” is hereby revised to denote that each Fund is diversified.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE